LEASES - Lease assets obtained in exchange for lease obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
LEASES
Operating leases	¥ 47,288	$ 6,856	¥ 6,915	¥ 195,890
Finance leases	¥ 175,324	$ 25,420